INCOME TAXES (Schedule of Deferred Tax Assets/Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 14,079,414	$ 13,131,941
Equity issued for services	603,785	576,761
Other	422,998	144,172
Total	15,106,197	13,852,874
Less valuation allowance	(14,076,344)	(12,804,923)
Net deferred tax assets	1,029,853	1,047,951
Deferred tax liabilities:
Goodwill and other intangibles	234,822	245,898
Depreciation and amortization	922,706	910,780
Gross deferred tax liabilities	1,157,528	1,156,678
Net deferred tax liabilities	$ (127,675)	$ (108,727)